Note 3 - Changes in significant accounting policies:	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncement or Change in Accounting Principle, Description
3.     Changes in significant accounting policies

(a)  Multiple-Deliverable Revenue Arrangements:

On January 1, 2011, the Company prospectively adopted amendments issued by the Financial Accounting Standards Board (“FASB”) associated with multiple-deliverable revenue arrangements. These amendments (a) provide principles and application guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated; (b) require an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have vendor-specific objective evidence or third-party evidence of selling price; (c) eliminate the use of the residual method and require an entity to allocate the revenue using the relative selling price method; and (d) significantly expand related disclosure requirements. The adoption of the amendments did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows for the periods presented.

 (b)  Milestone method of revenue recognition:

On January 1, 2011, the Company prospectively adopted guidance issued by the FASB on the milestone method of revenue recognition for research and development transactions. This method relates to consideration that is contingent upon achievement of a milestone such as the payments provided for under the Company’s collaboration and license agreements. The Company determines the revenue recognition of contingent milestones at the inception of a collaboration and license agreement.  Payments are recognized in their entirety in the period earned for substantive milestones for which the consideration (a) is commensurate with the Company’s performance to achieve the milestone or enhance the value of the delivered item, (b) relates to past performance and (c) is reasonable relative to the deliverables and payment terms within the agreement. The Company has determined all milestones under current collaboration and license agreements to be substantive. There have been no milestones recognized since adoption. The adoption of the guidance did not have a material impact on the timing or pattern of revenue recognition relative to the Company’s collaboration and license agreements nor is expected to in future periods.